Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

(28)    Taxation

Grifols, S.A. is authorized to file consolidated tax returns in Spain with Grifols Movaco, S.A., Laboratorios Grifols, S.A., Instituto Grifols, S.A., Biomat, S.A., Grifols Viajes, S.A., Grifols International, S.A., Grifols Engineering, S.A., Gripdan Invest, S.L., Araclon Biotech, Aigües Minerals de Vilajuiga, S.A. and VCN Biosciences, S.L. Grifols, S.A., in its capacity as Parent, is responsible for the filing and settlement of the consolidated tax return. Under prevailing tax law, Spanish companies pay 25% tax, which may be reduced by certain deductions.

The North American company Grifols Shared Services North America, Inc. is also authorized to file consolidated tax returns in the USA with Grifols Biologicals Inc., Grifols USA, LLC., Biomat USA, Inc., Grifols Therapeutics Inc., Talecris Plasma Resources, Inc, Interstate Blood Bank, Inc. and Goetech, LLC.. The profits of the companies domiciled in the USA, determined in accordance with prevailing tax legislation, are subject to tax of approximately 22% of taxable income, which may be reduced by certain deductions.

Grifols assesses the effect of uncertain tax treatments and recognizes the effect of the uncertainty on taxable earnings. At 31 of December 2023 and 2022, the potential obligations deriving from tax claims are properly covered. There are no lawsuits or uncertain tax treatments that are individually material.

In 2021, the OECD released the Model Rules for Pillar 2 to address tax challenges arising from the digitization of the economy. This international tax system reform focuses on the geographic allocation of profits for tax purposes and is designed to ensure that multinational enterprises are subject to a minimum effective tax rate of 15%.

On 15 December 2022, the Council of the European Union formally adopted the European Directive on Pillar 2. As of 31 December 2023, Spain has approved the Draft Law transposing the European Directive to ensure a global minimum taxation of 15% for multinational corporations. This legislation will apply prospectively to accounting periods beginning on January 1, 2024.

On 23 May 2023, the International Accounting Standards Board (IASB) published the International Tax Reform - Second Pillar Model Rules. Proposed amendments to IAS 12, which will be applicable for periods beginning on 1 January 2023. The amendments to IAS 12 provide for a mandatory temporary exemption in recognizing deferred tax balances arising from the implementation of Pillar 2 legislation.

The Group has developed an accounting policy consistent with the amendments to IAS 12, whereby the Group does not record adjustments to deferred tax assets and liabilities resulting from the introduction of the minimum effective tax rate of 15%. In developing this accounting policy, the Group has also adopted the exemption provided in paragraph 98M of the amendments to IAS 12 to avoid providing detailed information on the amendments for transitional periods beginning on 1 January 2023.

As of 31 December 2023, the Group continues to assess the implications of Pillar 2 reforms, including quantifying the impact on current tax resulting from the approval of the regulations. The assessment of potential exposure to Pillar 2 income taxes is based on the most recent tax returns, country-by-country reports, and financial statements of the Group’s constituent entities. According to the assessment, effective tax rates of Pillar 2 in most jurisdictions where the Group operates are above 15%. However, there are a limited number of jurisdictions where the safe harbor transitional exemption does not apply, and the effective tax rate of Pillar 2 is close to 15%. The Group does not anticipate significant exposure to Pillar 2 income taxes in those jurisdictions.

On 18 January 2024, the Constitutional Court declared unconstitutional various tax precepts contained in Royal Decree-Law 3/2016. The company has assessed the impact that these provisions had in 2017 and subsequent years, and considers that, as they did not have a significant impact, it will not challenge the tax assessments for these years.

(a)Reconciliation of accounting and taxable income

Details of the income tax expense and income tax related to profit for the year are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021

Profit before income tax from continuing operations	224,018	361,257	350,453

Tax at 25%	56,005	90,313	87,613
Permanent differences	(66,322)	(30,796)	2,503
Effect of different tax rates	52,372	9,953	(8,720)
Tax credits (deductions)	(1,193)	3,667	(14,998)
Prior year income tax expense	2,132	12,685	18,908
Other income tax expenses/(income)	355	4,289	(180)
Total income tax expense	43,349	90,111	85,126

Deferred tax	(140,095)	(15,138)	17,754
Current tax	183,444	105,249	67,372
Total income tax expense	43,349	90,111	85,126

The effect of the different tax rates is basically due to a change of country mix in profits

(b)Deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows:

	Thousands of Euros
	Tax effect
	31/12/2023	31/12/2022	31/12/2021

Assets
Provisions	29,663	20,511	8,387
Inventories	73,661	67,557	47,908
Tax credits (deductions)	76,603	33,921	26,425
Tax loss carryforwards	27,804	58,159	51,750
Fixed assets, amortisation and depreciation	61,479	—	—
Other	49,701	6,197	19,993
Subtotal, assets	318,911	186,345	154,463
Goodwill	(2,727)	(3,063)	(2,106)
Fixed assets, amortisation and depreciation	(4,155)	(16)	3,151
Intangible assets	—	(1,349)	(3,001)
Other	(6,734)	(6,994)	—
Subtotal, net liabilities	(13,616)	(11,422)	(1,956)
Deferred assets, net	305,295	174,923	152,507

Liabilities
Goodwill	(376,520)	(337,948)	(272,596)
Intangible assets	(658,099)	(669,316)	(288,819)
Fixed assets	(85,082)	(92,811)	(86,899)
Debt cancellation costs	(41,894)	(50,666)	(61,543)
Others	(53,503)	—	—
Subtotal, liabilities	(1,215,098)	(1,150,741)	(709,857)
Tax loss carryforwards	10,459	2,993	2,160
Tax credits (deductions)	68,104	14,578	—
Inventories	1,848	652	5,532
Provisions	105,656	70,206	37,671
Other	40,402	27,489	30,510
Subtotal, net assets	226,469	115,918	75,873
Net deferred Liabilities	(988,629)	(1,034,823)	(633,984)

Movement in deferred tax assets and liabilities is as follows:

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2023	31/12/2022	31/12/2021
Balance at 1 January	(859,900)	(481,477)	(406,892)
Movements during the year	140,095	15,138	(17,754)
Business combination (note 3)	239	(361,051)	(16,400)
Translation differences	36,232	(32,510)	(40,431)
Balance at 31 December	(683,334)	(859,900)	(481,477)

The Spanish companies have opted to apply accelerated depreciation to certain additions to property, plant and equipment, which has resulted in the corresponding deferred tax liability.

The remaining assets and liabilities recognized in 2023, 2022 and 2021 were recognized in the statement of profit and loss.

Estimated net deferred tax assets to be reversed in a period of less than 12 months amount to Euros 232,859 thousand at 31 December 2023 (Euros 112,274 thousand at 31 December 2022).

The majority of the tax deductions pending application from Spanish companies related mainly to research and development, mature in 18 years. Likewise, the Group estimates that practically the entire amount will be applied in five years.

Tax loss carryforwards pending to be offset derived from the US companies are available for 20 years from their date of origin whilst tax losses carryforwards pending to be offset from Spanish companies registered in the Basque Country are available for 15 years and there is no maturity date for other remaining Spanish companies. The Group estimates that of the total amount of tax credits for tax losses recognized in the balance sheet at 31 December 2023 for an amount of Euros 76,603 thousand, approximately Euros 40,178 thousand will be recovered in a period of less than 5 years.

The Group has not recognized as deferred tax assets the tax effect of the unused tax loss carryforwards of Group companies, which amount to Euros 103,303 thousand (Euros 121,486 thousand at 31 December 2022).

The amount of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to Euros 76,348 thousand as of 31 December 2023 (Euros 78,947 thousand as of 31 December 2022).

The commitments from Spanish companies from the reversal of deferred tax related to provisions of investments in subsidiaries are not significant.

(c)Years open to inspection

Under prevailing legislation, taxes cannot be considered to be definitively settled until the returns filed have been inspected by the taxation authorities, or the prescription period has elapsed.

The main tax audits currently open in the Group are as follows:

●	Certain companies of the Group domiciled in Spain were subject to an inspection by the Spanish State Tax Administration Agency in relation to Corporate Income Tax for the years 2014, 2015 and 2016 and Value Added Tax for the years 2015 and 2016.

As a result of said procedure, the State Tax Administration Agency issued assessments containing the results of the inspection, where it is indicated that the treatment of certain transactions and computations mainly related to Transfer Pricing should be adjusted, taking into consideration different interpretations related to the allocation of taxable bases between different jurisdictions. With respect to Corporate Income Tax, the deductibility of certain expenses for the computation of the tax payable has been questioned. These assessments were signed in conformity by the Group on 8 November 2021. It should be noted that no penalties were imposed on any of the Group companies for any of the taxes subject to verification.

The results of the inspection did not have a significant impact on the Group’s consolidated financial statements, and the differences determined by the State Tax Administration Agency were recorded as part of the current tax included under the heading “Current tax liabilities” in the Consolidated Balance Sheet as of 31 December  2021.

If the result of the procedure is considered to be replicable to years not reviewed and open to inspection, the Group estimated that it was not necessary to record provisions in the consolidated financial statements mainly because the number of transactions that gave rise to the aforementioned assessments has significantly decreased since the years in which they were inspected.

Likewise, having adjusted the allocation of taxable income in accordance with the aforementioned assessments for the purposes of their consideration for the determination of Transfer Pricing, the Group now has a legal right to recover certain amounts from the corresponding Administration, in accordance with the provisions of the European Convention on International Commercial Arbitration with respect to international double taxation. The minimum amount to be recovered, upon which its realization is virtually certain, was recorded as a non-current receivable included in the caption “other payable” as of 31 December 2021.

●	Grifols Shared Services North America, Inc. and subsidiaries: In 2020 notification of an inspection was received relating to the State Income Tax for the fiscal years 2017 and 2018.
●	Certain Group companies domiciled in Spain were notified in July 2022 of the inspection by the Spanish State Tax Administration Agency in relation to Corporation Tax for the years 2017 to 2019 and Value Added Tax, personal income tax, non-resident income and capital income for the years 2018 and 2019.

Group management does not expect any significant liability to derive from these inspections.

Based on its experience of the different tax inspections in the different jurisdictions in which Grifols operates, the Group considers it unlikely that there will be a scenario of discrepancy with the taxation authorities that will require significant adjustments to be made to the tax result or to the asset and/or liability balances relating to corporate income tax.